Impairment Loss on Long-Lived Assets and Goodwill Recorded in each Segment Asset (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	¥ 1,907	¥ 3,106	¥ 5,142
Construction, Mining and Utility Equipment Segment
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	1,153	2,330	4,969
Industrial Machinery and Others Segment
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	¥ 754	¥ 776	¥ 173